Expense Example - FidelitySustainableTargetDateFunds-ComboRetailPro - FidelitySustainableTargetDateFunds-ComboRetailPro - Fidelity Sustainable Target Date 2040 Fund - Fidelity Sustainable Target Date 2040 Fund
May 30, 2024 USD ($)
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616